CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 11,371,264	$ 1,742,722	¥ 2,710,623
Restricted cash and cash equivalents	89,604	13,732	3,500
Short-term deposits	8,645,939	1,325,048	10,027,440
Restricted short-term deposits	205,461	31,488	653,034
Short-term investments	3,191,338	489,094	3,332,331
Accounts receivable, net of allowance of RMB64 and RMB48,202 as of December 31, 2019 and 2020, respectively	933,057	142,997	668,342
Amounts due from related parties, net of allowance of RMB14,099 and RMB14,886 as of December 31, 2019 and 2020, respectively	3,986	611	1,709
Financing receivables, net of allowance of RMB120,270 and RMB129,989 as of December 31, 2019 and 2020, respectively	1,122	172	105,344
Prepayments and other current assets, net of allowance of RMB24,231 and RMB37,559 as of December 31, 2019 and 2020, respectively	671,230	102,871	538,089
Assets held for sale	342,743	52,528	10,759,557
Total current assets	25,455,744	3,901,263	28,799,969
Non-current assets
Deferred tax assets	0	0	67,111
Investments	8,086,663	1,239,335	1,983,483
Property and equipment, net	2,620,797	401,655	2,079,084
Land use rights, net	1,688,448	258,766	1,736,544
Intangible assets, net	2,245,962	344,209	3,082,259
Right-of-use assets, net	140,802	21,579	172,783
Goodwill	12,215,156	1,872,055	12,947,192
Financing receivables, net of allowance of RMB66,500 and RMB66,500 as of December 31, 2019 and 2020, respectively	128,644	19,716	129,380
Other non-current assets	70,196	10,758	275,957
Assets held for sale	166,382	25,499	935,721
Total non-current assets	27,363,050	4,193,572	23,409,514
Total assets	52,818,794	8,094,835	52,209,483
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB89,708 and RMB104,691 as of December 31, 2019 and 2020, respectively)	136,733	20,955	120,826
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of RMB78,877 and RMB111,839 as of December 31, 2019 and 2020, respectively)	438,669	67,229	192,754
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Company of RMB7,908 and RMB191 as of December 31, 2019 and 2020, respectively)	5,058	775	7,908
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to the Company of RMB296,032 and RMB127,186 as of December 31, 2019 and 2020, respectively)	397,334	60,894	422,113
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIEs without recourse to the Company of RMB877,942 and RMB707,610 as of December 31, 2019 and 2020, respectively)	3,160,985	484,442	2,420,588
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of RMB194,336 and RMB14,837 as of December 31, 2019 and 2020, respectively)	24,941	3,822	205,921
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the Company of RMB28,874 and RMB30,682 as of December 31, 2019 and 2020, respectively)	93,513	14,331	83,686
Short-term loans (including short-term loans of the consolidated VIEs without recourse to the Company of RMB270,565 and RMB669,048 as of December 31, 2019 and 2020, respectively)	734,371	112,547	557,203
Liabilities held for sale (including liabilities held for sale of the consolidated VIEs without recourse to the Company of RMB3,113,821 and RMB1,164,022 as of December 31, 2019 and 2020, respectively)	1,168,667	179,106	3,626,622
Total current liabilities	6,160,271	944,101	7,637,621
Non-current liabilities
Convertible bonds (including convertible bonds of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2019 and 2020, respectively)	5,084,362	779,213	5,008,571
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the Company of RMB26,305 and RMB12,935 as of December 31, 2019 and 2020, respectively)	52,989	8,121	92,669
Deferred revenue(including deferred revenue of the consolidated VIEs without recourse to the Company of RMB4,988 and RMB9,703 as of December 31, 2019 and 2020, respectively)	20,437	3,132	17,418
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of RMB85,479 and RMB70,900 as of December 31, 2019 and 2020, respectively)	276,802	42,422	264,639
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Company of RMB11,495 and nil as of December 31, 2019 and 2020, respectively)	0	0	11,495
Liabilities held for sale (including liabilities held for sale of the consolidated VIEs without recourse to the Company of RMB227,923 and RMB28,807 as of December 31, 2019 and 2020, respectively)	28,807	4,415	293,233
Total non-current liabilities	5,463,397	837,303	5,688,025
Total liabilities	11,623,668	1,781,404	13,325,646
Commitments and contingencies (Note 30)
Mezzanine equity	473,816	72,615	466,071
Shareholders' equity
Treasury Shares (US$0.00001 par value; 8,682,900 and 41,862,606 shares held as of December 31, 2019 and December 31, 2020, respectively)	(938,038)	(143,761)	(168,072)
Additional paid-in capital	22,853,665	3,502,477	21,921,562
Statutory reserves	114,871	17,605	149,961
Retained earnings	19,510,874	2,990,172	10,272,122
Accumulated other comprehensive income (loss)	(856,032)	(131,190)	890,209
Total JOYY Inc.'s shareholders' equity	40,685,442	6,235,319	33,065,886
Non-controlling interests	35,868	5,497	5,351,880
Total shareholders' equity	40,721,310	6,240,816	38,417,766
Total liabilities, mezzanine equity and shareholders' equity	52,818,794	8,094,835	52,209,483
Class A common shares
Shareholders' equity
Common shares	78	12	80
Class B common shares
Shareholders' equity
Common shares	¥ 24	$ 4	¥ 24